NEW WORLD FUND, INC.
                            333 South Hope Street
                        Los Angeles, California 90071
                          Telephone  (213) 486-9200

February 20, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001


      Re:   New World Fund, Inc.
            File Nos. 33-67455
                      811-9105

Dear Sir or Madam:

  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/14/02 of Registrant's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940.

      Sincerely,
      /s/ Vincent P. Corti
      Vincent P. Corti
      Secretary

/vpc

Enclosure

cc: Linda Stirling